SUPPLEMENT TO THE
PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Wells Fargo Asset Management today announced that the Funds’ names will be changing from “Wells Fargo” to “Allspring” on December 6, 2021. This date for the name change replaces the previously announced date of October 11, 2021.

September 30, 2021	091MMR/P1201SP